Business Combinations (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The assets acquired and liabilities assumed were as follows at the acquisition date:

Purchase Allocation
Cash	$81,442
Property and equipment	56,011
Intellectual property	8,406,743
Non-compete agreement	100,819
Deferred tax liability	(1,362,667)
Accrued expenses and other current liabilities	(564,039)
SBA loan (PPP funds)	(65,000)
$6,653,309
The purchase price was paid as follows:

Series D Preferred Stock (1,432,244 shares)	$6,653,309
$6,653,309
A summary of the finalized purchase price allocation at fair value is presented below:

Purchase Allocation
Accounts receivable	$1,408,682
Property and equipment	111,789
Customer list	3,840,000
Non-compete agreement	120,000
Goodwill	6,426,786
Other asset	91,000
Accounts payable	(786,151)
Accrued expenses and other current liabilities	(53,857)
Contract liabilities	(3,637,122)
Notes payable	(64,733)
$7,456,394
The purchase price was paid as follows:

Class A Common Stock (281,223 shares)	$1,102,394
Cash	6,354,000
$7,456,394

Purchase Allocation
Accounts receivable	$397,441
Inventory	2,621,653
Property and equipment	1,739,441
Customer list	1,250,000
Proprietary technology	3,670,000
Non-compete agreement	20,000
Goodwill	4,410,564
Other assets	390,502
Accounts payable	(397,441)
Accrued expenses and other current liabilities	(411,830)
Contract liabilities	(1,754,290)
Notes payable	(33,363)
$11,902,677
The purchase price was paid as follows:

Class A Common Stock (361,847 shares)	$1,432,677
Cash	10,470,000
$11,902,677
A summary of the finalized purchase price allocation at fair value is presented below:

Purchase Allocation
Accounts receivable	$90,858
Other asset	27,469
Proprietary technology	1,650,000
Tradename	210,000
Goodwill	1,913,310
Non-compete agreement	90,000
Accrued expenses and other current liabilities	(363,856)
$3,617,781
The purchase price was paid as follows:

Cash	$35
Class A Common Stock (888,881 shares)	3,617,746
$3,617,781

Purchase Allocation
Cash	$27,466
Accounts receivable	30,000
Inventory	95,000
Proprietary technology	5,890,000
Non-compete agreement	200,000
Goodwill	6,496,343
Deferred tax liability	(1,562,074)
Accrued expenses and other current liabilities	(113,742)
$11,062,993
The purchase price was paid as follows:

Cash	$6,500,000
Class A Common Stock (1,803,279)	4,562,993
$11,062,993
A summary of the finalized purchase price allocation at fair value is presented below:

Purchase Allocation
Accounts receivable	$3,409,230
Other current assets	1,259,556
Inventory	12,477,872
Property and equipment	761,370
Customer list	6,300,000
Trademark	620,000
Non-compete agreement	690,000
Goodwill	1,355,728
ROU asset	1,196,764
Accounts payable	(951,302)
Accrued expenses and other current liabilities	(677,720)
Customer deposits	(153,201)
Operating lease liability	(1,226,128)
Line of credit	(4,710,768)
$20,351,401
The purchase price was paid as follows:

Cash	$14,000,000
Class A Common Stock (1,587,301 shares)	3,682,538
Warrants (396,825 shares)	668,863
Seller notes	2,000,000
$20,351,401

Business And Asset Acquisition, Pro Forma Information	The following are the unaudited pro forma results of operations for the years ended December 31, 2022 and 2021, as if Excel, IA, Vayu, TDI, Alt Labs, Identified Technology, ElecJet, and RCA had been acquired on January 1, 2021. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do include any anticipated cost savings or other effects of the planned integration of these entities, and are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated.

	Pro Forma Combined Financials (unaudited)
	Years Ended December 31,
	2022	2021
Sales	$104,563,002	$98,321,144
Cost of goods sold	82,848,600	75,523,745
Gross profit	21,714,402	22,797,399
Operating expenses	32,470,186	38,643,670
Loss from operations	(10,755,784)	(15,846,271)
Net loss from continuing operations	(12,875,313)	(12,144,338)
Loss per share	(0.07)	(0.06)